UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)1
Consumer Discretionary (5.4%)
Home Depot Inc.	2,297,100	293,317
McDonald's Corp.	1,861,349	223,995
VF Corp.	2,302,300	141,568
Thomson Reuters Corp.	3,271,370	132,229
Ford Motor Co.	6,174,408	77,612
Target Corp.	745,751	52,068
Carnival Corp.	1,121,805	49,584
Darden Restaurants Inc.	679,144	43,017
^ Nordstrom Inc.	962,520	36,624
Omnicom Group Inc.	437,411	35,645
Leggett & Platt Inc.	682,520	34,884
General Motors Co.	1,024,751	29,001
^ Regal Entertainment Group Class A	368,214	8,115
Tupperware Brands Corp.	120,622	6,789
Abercrombie & Fitch Co.	376,420	6,704
American Eagle Outfitters Inc.	406,242	6,471
Time Inc.	247,500	4,074
^ Outerwall Inc.	83,508	3,507
Rent-A-Center Inc.	191,314	2,349
Bob Evans Farms Inc.	38,400	1,457
		1,189,010
Consumer Staples (11.8%)
Philip Morris International Inc.	3,141,720	319,576
Kraft Heinz Co.	3,587,566	317,428
Coca-Cola Co.	6,821,280	309,209
Altria Group Inc.	3,724,790	256,862
Procter & Gamble Co.	2,756,601	233,401
British American Tobacco plc	3,534,141	229,969
PepsiCo Inc.	1,862,698	197,334
Wal-Mart Stores Inc.	2,006,977	146,550
Diageo plc ADR	929,200	104,888
Kimberly-Clark Corp.	579,071	79,611
General Mills Inc.	1,095,169	78,107
Sysco Corp.	1,216,011	61,700
ConAgra Foods Inc.	1,176,309	56,239
Clorox Co.	355,970	49,263
Ingredion Inc.	331,990	42,963
Campbell Soup Co.	581,694	38,700
Dr Pepper Snapple Group Inc.	322,577	31,171
Unilever NV	621,500	29,173
Universal Corp.	202,153	11,672
Nu Skin Enterprises Inc. Class A	244,422	11,290
^ Cal-Maine Foods Inc.	157,651	6,987
Bunge Ltd.	48,609	2,875
Reynolds American Inc.	36,935	1,992
		2,616,960
Energy (11.4%)
Exxon Mobil Corp.	6,287,483	589,389

Chevron Corp.	4,479,714	469,608
Suncor Energy Inc.	9,927,810	275,298
Occidental Petroleum Corp.	3,121,731	235,878
Canadian Natural Resources Ltd.	5,654,800	174,338
Phillips 66	1,889,517	149,914
Enbridge Inc.	3,042,000	128,859
^ TransCanada Corp.	2,245,940	101,628
TransCanada Corp. Subscription Receipts	1,237,400	55,858
Valero Energy Corp.	1,078,804	55,019
Noble Corp. plc	4,609,228	37,980
^ Nordic American Tankers Ltd.	2,685,517	37,302
ONEOK Inc.	784,419	37,221
Ensco plc Class A	3,418,709	33,196
Western Refining Inc.	1,490,369	30,746
PBF Energy Inc. Class A	1,167,215	27,756
Spectra Energy Corp.	570,488	20,897
HollyFrontier Corp.	790,412	18,788
^ Ship Finance International Ltd.	1,021,436	15,056
Scorpio Tankers Inc.	3,495,987	14,683
ConocoPhillips	208,465	9,089
Teekay Corp.	792,475	5,650
Helmerich & Payne Inc.	45,069	3,025
CVR Energy Inc.	182,874	2,835
Oceaneering International Inc.	82,743	2,471
PrairieSky Royalty Ltd.	102,978	1,923
PrairieSky Royalty Ltd.	600	11
		2,534,418
Financials (14.6%)
JPMorgan Chase & Co.	10,152,062	630,849
Wells Fargo & Co.	12,742,194	603,088
Marsh & McLennan Cos. Inc.	5,490,070	375,850
Chubb Ltd.	1,795,085	234,636
BlackRock Inc.	619,530	212,208
PNC Financial Services Group Inc.	2,584,958	210,390
MetLife Inc.	4,156,000	165,533
M&T Bank Corp.	1,097,790	129,792
US Bancorp	2,453,140	98,935
Principal Financial Group Inc.	1,781,855	73,252
Travelers Cos. Inc.	592,206	70,496
Aflac Inc.	887,023	64,008
Prudential Financial Inc.	881,031	62,853
SunTrust Banks Inc.	1,319,312	54,197
Fifth Third Bancorp	2,787,062	49,024
Ameriprise Financial Inc.	500,815	44,998
Regions Financial Corp.	5,137,926	43,724
Navient Corp.	3,373,781	40,317
Lazard Ltd. Class A	704,698	20,986
Hanover Insurance Group Inc.	163,863	13,866
T. Rowe Price Group Inc.	117,984	8,609
First American Financial Corp.	165,514	6,657
Huntington Bancshares Inc.	505,272	4,517
Federated Investors Inc. Class B	154,872	4,457
BBCN Bancorp Inc.	197,904	2,953
Old National Bancorp	172,191	2,158
Validus Holdings Ltd.	39,623	1,925
Cincinnati Financial Corp.	21,236	1,590

Axis Capital Holdings Ltd.	26,779	1,473
		3,233,341
Health Care (12.4%)
Johnson & Johnson	6,364,341	771,995
Pfizer Inc.	14,667,770	516,452
Merck & Co. Inc.	8,741,232	503,582
Bristol-Myers Squibb Co.	3,798,003	279,343
Novartis AG	2,153,309	177,139
Roche Holding AG	537,905	142,023
^ AstraZeneca plc ADR	3,751,098	113,246
Eli Lilly & Co.	1,312,998	103,399
Amgen Inc.	550,100	83,698
AbbVie Inc.	784,985	48,599
Owens & Minor Inc.	341,418	12,762
Baxter International Inc.	84,211	3,808
		2,756,046
Industrials (12.1%)
General Electric Co.	20,812,675	655,183
3M Co.	1,431,739	250,726
Eaton Corp. plc	4,001,173	238,990
Honeywell International Inc.	1,655,600	192,579
Union Pacific Corp.	2,151,100	187,684
United Technologies Corp.	1,810,480	185,665
Raytheon Co.	1,258,100	171,039
United Parcel Service Inc. Class B	1,398,305	150,625
Boeing Co.	807,803	104,909
Waste Management Inc.	1,574,890	104,368
Caterpillar Inc.	1,120,910	84,976
Stanley Black & Decker Inc.	461,239	51,299
Emerson Electric Co.	795,094	41,472
GATX Corp.	840,232	36,945
CH Robinson Worldwide Inc.	421,380	31,287
General Dynamics Corp.	200,859	27,968
Pitney Bowes Inc.	1,437,612	25,590
Lockheed Martin Corp.	96,785	24,019
RR Donnelley & Sons Co.	1,219,285	20,630
Briggs & Stratton Corp.	601,230	12,734
Norfolk Southern Corp.	139,834	11,904
Greenbrier Cos. Inc.	366,405	10,673
Kennametal Inc.	393,042	8,690
General Cable Corp.	658,437	8,369
MSC Industrial Direct Co. Inc. Class A	115,269	8,133
Steelcase Inc. Class A	577,236	7,833
Aircastle Ltd.	294,030	5,751
^ Copa Holdings SA Class A	109,998	5,749
Timken Co.	176,053	5,398
West Corp.	213,924	4,206
^ American Railcar Industries Inc.	47,848	1,889
Ryder System Inc.	27,033	1,653
		2,678,936
Information Technology (12.4%)
Microsoft Corp.	17,892,714	915,570
Cisco Systems Inc.	17,651,946	506,434
Intel Corp.	13,844,277	454,092
Texas Instruments Inc.	2,552,407	159,908
International Business Machines Corp.	992,408	150,628

Maxim Integrated Products Inc.	3,672,308	131,065
Analog Devices Inc.	2,066,729	117,060
HP Inc.	4,481,863	56,247
Western Union Co.	2,377,382	45,598
Leidos Holdings Inc.	748,783	35,844
QUALCOMM Inc.	553,729	29,663
Computer Sciences Corp.	466,700	23,172
Seagate Technology plc	913,518	22,253
Xerox Corp.	2,147,461	20,379
Linear Technology Corp.	385,076	17,918
Broadridge Financial Solutions Inc.	217,323	14,170
Diebold Inc.	568,023	14,104
Xilinx Inc.	218,893	10,098
KLA-Tencor Corp.	136,150	9,973
Science Applications International Corp.	167,118	9,751
Microchip Technology Inc.	157,056	7,972
EarthLink Holdings Corp.	1,141,002	7,303
Cypress Semiconductor Corp.	468,755	4,945
		2,764,147
Materials (2.6%)
Dow Chemical Co.	4,755,590	236,400
International Paper Co.	1,986,160	84,174
LyondellBasell Industries NV Class A	769,684	57,280
Nucor Corp.	1,039,110	51,342
Bemis Co. Inc.	665,663	34,275
Avery Dennison Corp.	381,526	28,519
Steel Dynamics Inc.	820,944	20,113
Reliance Steel & Aluminum Co.	258,817	19,903
Commercial Metals Co.	1,163,872	19,670
EI du Pont de Nemours & Co.	159,568	10,340
Packaging Corp. of America	86,305	5,776
Domtar Corp.	129,959	4,550
Greif Inc. Class A	92,339	3,442
Huntsman Corp.	234,059	3,148
		578,932
Other (0.3%)
^,2 Vanguard High Dividend Yield ETF	1,047,950	74,886

Telecommunication Services (4.6%)
Verizon Communications Inc.	10,508,092	586,772
AT&T Inc.	4,394,059	189,867
BCE Inc.	3,931,400	186,049
CenturyLink Inc.	1,833,179	53,180
Frontier Communications Corp.	765,878	3,783
Cogent Communications Holdings Inc.	76,924	3,082
		1,022,733
Utilities (8.9%)
Dominion Resources Inc.	3,601,800	280,688
Xcel Energy Inc.	5,208,007	233,215
UGI Corp.	4,241,775	191,940
Eversource Energy	2,865,290	171,631
NextEra Energy Inc.	1,252,000	163,261
Duke Energy Corp.	1,614,621	138,518
Sempra Energy	1,118,600	127,543
National Grid plc	7,551,081	111,043
PPL Corp.	1,534,664	57,934

Public Service Enterprise Group Inc.			1,197,896	55,834
Edison International			707,656	54,964
FirstEnergy Corp.			1,517,877	52,989
Entergy Corp.			633,518	51,537
NiSource Inc.			1,539,584	40,830
WGL Holdings Inc.			545,245	38,598
Consolidated Edison Inc.			475,884	38,280
CenterPoint Energy Inc.			857,247	20,574
PG&E Corp.			302,682	19,347
Great Plains Energy Inc.			584,065	17,756
ONE Gas Inc.			264,483	17,612
NRG Energy Inc.			1,148,855	17,221
Pinnacle West Capital Corp.			151,829	12,307
Ameren Corp.			227,106	12,168
Southern Co.			223,040	11,962
MDU Resources Group Inc.			393,652	9,448
Avista Corp.			137,410	6,156
TECO Energy Inc.			192,630	5,324
AES Corp.			415,629	5,187
AGL Resources Inc.			72,222	4,764
IDACORP Inc.			52,795	4,295
Vectren Corp.			81,290	4,281
Southwest Gas Corp.			42,484	3,344
Portland General Electric Co.			47,211	2,083
				1,982,634
Total Common Stocks (Cost $16,886,036)				21,432,043
	Coupon
Temporary Cash Investments (4.0%)1
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund	0.538%		471,609,232	471,609

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.5%)

Goldman Sachs & Co. 0.420%, 7/1/16 (Dated
6/30/16, Repurchase Value $162,502,000,
collateralized by Federal Home Loan
Mortgage Corp. 2.349%-5.500%, 5/1/30-
2/1/46, Federal National Mortgage Assn.
2.500%-4.500%, 9/1/25-7/1/46, with a value
of %165,750,000)			162,500	162,500
RBS Securities, Inc. 0.400%, 7/1/16 (Dated
6/30/16, Repurchase Value $132,601,000,
collateralized by U.S. Treasury Note
2.750%-3.000%, 2/28/17-11/15/23, with a
value of $135,254,000)			132,600	132,600

Societe Generale 0.400%, 7/1/16 (Dated
6/30/16, Repurchase Value $43,400,000,
collateralized by Federal Home Loan
Mortgage Corp. 3.500%-6.000%, 1/1/32-
10/1/35, Federal National Mortgage Assn.
2.508%-2.572%, 5/1/35-7/1/37, U.S.
Treasury Note/Bond 3.000%-8.750%,
9/30/16-8/15/20, with a value of
$44,268,000)			43,400	43,400
				338,500
U.S. Government and Agency Obligations (0.4%)
5,6 Federal Home Loan Bank Discount Notes	0.335%	7/22/16	10,000	9,999
5,6 Federal Home Loan Bank Discount Notes	0.471%	8/10/16	5,000	4,998
5,6 Federal Home Loan Bank Discount Notes	0.450%	8/19/16	2,900	2,899
5 Federal Home Loan Bank Discount Notes	0.390%	9/7/16	50,000	49,969
5,6 Federal Home Loan Bank Discount Notes	0.431%	10/3/16	10,000	9,991
				77,856
Total Temporary Cash Investments (Cost $887,955)				887,965
Total Investments (100.5%) (Cost $17,773,991)				22,320,008
Other Assets and Liabilities-Net (-0.5%)4				(112,941)
Net Assets (100%)				22,207,067

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $195,231,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $202,298,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $11,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

A. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Equity Income Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,771,869	660,174	—
Temporary Cash Investments	471,609	416,356	—
Futures Contracts—Assets[1]	3,578	—	—
Total	21,247,056	1,076,530	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Equity Income Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	3,546	370,592	5,626

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2016, the cost of investment securities for tax purposes was $17,773,995,000. Net unrealized appreciation of investment securities for tax purposes was $4,546,013,000, consisting of unrealized gains of $4,885,574,000 on securities that had risen in value since their purchase and $339,561,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (92.4%)
Consumer Discretionary (11.5%)
*,^ CarMax Inc.	2,901,700	142,270
TJX Cos. Inc.	1,524,700	117,753
Sony Corp. ADR	3,765,000	110,503
L Brands Inc.	1,133,025	76,060
Walt Disney Co.	745,000	72,876
Carnival Corp.	1,639,300	72,457
Ross Stores Inc.	1,227,000	69,559
Royal Caribbean Cruises Ltd.	763,450	51,266
Tribune Media Co. Class A	803,500	31,481
Las Vegas Sands Corp.	610,000	26,529
* Amazon.com Inc.	30,593	21,893
Lowe's Cos. Inc.	247,700	19,610
Garmin Ltd.	430,000	18,241
VF Corp.	278,000	17,094
Bed Bath & Beyond Inc.	337,491	14,586
Gildan Activewear Inc. Class A	480,000	14,078
* AutoZone Inc.	7,800	6,192
* Charter Communications Inc. Class A	24,454	5,591
Newell Brands Inc.	110,000	5,343
McDonald's Corp.	42,900	5,163
* Norwegian Cruise Line Holdings Ltd.	91,700	3,653
Comcast Corp. Class A	48,500	3,162
^ Marriott International Inc. Class A	46,000	3,057
		908,417
Consumer Staples (0.8%)
PepsiCo Inc.	300,000	31,782
CVS Health Corp.	322,377	30,864
		62,646
Energy (1.1%)
Schlumberger Ltd.	447,414	35,381
Transocean Ltd.	1,408,300	16,745
Cabot Oil & Gas Corp.	425,000	10,940
* Southwestern Energy Co.	785,000	9,875
National Oilwell Varco Inc.	243,200	8,184
EOG Resources Inc.	63,000	5,255
Exxon Mobil Corp.	46,012	4,313
* Petroleo Brasileiro SA ADR Preference Shares	75,000	436
* Petroleo Brasileiro SA ADR	30,000	215
Frank's International NV	10,000	146
		91,490
Financials (7.7%)
JPMorgan Chase & Co.	2,985,066	185,492
Marsh & McLennan Cos. Inc.	1,626,475	111,348
Charles Schwab Corp.	3,665,100	92,764
Wells Fargo & Co.	1,702,000	80,556
Progressive Corp.	1,200,800	40,227
Northern Trust Corp.	561,400	37,198
US Bancorp	748,300	30,179

Chubb Ltd.	79,330	10,369
Discover Financial Services	170,700	9,148
CME Group Inc.	79,850	7,777
Travelers Cos. Inc.	40,000	4,762
American Express Co.	51,000	3,099
Comerica Inc.	35,000	1,439
		614,358
Health Care (23.9%)
Amgen Inc.	2,350,324	357,602
Eli Lilly & Co.	4,227,100	332,884
Roche Holding AG	1,066,806	281,669
* Biogen Inc.	865,400	209,271
Novartis AG ADR	1,622,105	133,840
Medtronic plc	1,107,700	96,115
Thermo Fisher Scientific Inc.	562,700	83,145
* Boston Scientific Corp.	3,327,200	77,757
Johnson & Johnson	558,800	67,783
Abbott Laboratories	1,712,700	67,326
^ AstraZeneca plc ADR	2,074,300	62,623
* Waters Corp.	225,000	31,646
Sanofi ADR	540,000	22,599
* Illumina Inc.	155,900	21,885
Merck & Co. Inc.	370,000	21,316
Agilent Technologies Inc.	382,600	16,972
Stryker Corp.	45,500	5,452
AbbVie Inc.	70,000	4,334
* Cerner Corp.	10,000	586
		1,894,805
Industrials (16.8%)
Southwest Airlines Co.	8,926,525	350,009
FedEx Corp.	983,775	149,317
Airbus Group SE	1,556,850	90,404
United Parcel Service Inc. Class B	827,500	89,138
Honeywell International Inc.	690,000	80,261
American Airlines Group Inc.	2,472,800	70,005
Delta Air Lines Inc.	1,428,500	52,040
* United Continental Holdings Inc.	1,158,000	47,524
Deere & Co.	512,600	41,541
Boeing Co.	299,800	38,935
* Jacobs Engineering Group Inc.	746,655	37,191
Caterpillar Inc.	480,000	36,389
* AECOM	875,000	27,799
CSX Corp.	925,000	24,124
Union Pacific Corp.	266,400	23,244
Safran SA	337,600	22,944
Ritchie Bros Auctioneers Inc.	618,300	20,886
Rockwell Automation Inc.	168,700	19,370
Pentair plc	310,000	18,070
* Hertz Global Holdings Inc.	1,560,000	17,269
United Technologies Corp.	150,000	15,383
Republic Services Inc. Class A	268,935	13,799
IDEX Corp.	139,000	11,412
Expeditors International of Washington Inc.	230,000	11,279
CH Robinson Worldwide Inc.	100,000	7,425
Textron Inc.	140,000	5,118
Norfolk Southern Corp.	41,237	3,511

* TransDigm Group Inc.	12,500	3,296
Tyco International plc	75,000	3,195
Alaska Air Group Inc.	50,000	2,915
* Kirby Corp.	16,000	998
Chicago Bridge & Iron Co. NV	20,000	693
		1,335,484
Information Technology (27.1%)
Texas Instruments Inc.	3,621,100	226,862
Microsoft Corp.	2,959,200	151,422
* Alphabet Inc. Class A	189,677	133,443
* Alphabet Inc. Class C	189,226	130,963
Hewlett Packard Enterprise Co.	6,782,567	123,918
Intel Corp.	3,391,700	111,248
* Flextronics International Ltd.	8,990,200	106,084
HP Inc.	6,724,367	84,391
KLA-Tencor Corp.	1,128,600	82,670
EMC Corp.	2,984,700	81,094
Cisco Systems Inc.	2,707,500	77,678
QUALCOMM Inc.	1,432,430	76,735
NetApp Inc.	3,020,400	74,272
NVIDIA Corp.	1,530,000	71,925
Intuit Inc.	541,500	60,437
Telefonaktiebolaget LM Ericsson ADR	7,197,900	55,280
^ ASML Holding NV	480,000	47,621
* Alibaba Group Holding Ltd. ADR	542,430	43,139
* Adobe Systems Inc.	435,000	41,669
* PayPal Holdings Inc.	1,064,900	38,879
Activision Blizzard Inc.	905,000	35,865
Applied Materials Inc.	1,269,000	30,418
* eBay Inc.	1,266,900	29,658
Corning Inc.	1,425,000	29,184
* Keysight Technologies Inc.	920,800	26,786
* Yahoo! Inc.	690,600	25,939
* Micron Technology Inc.	1,875,200	25,803
* Electronic Arts Inc.	290,000	21,970
Analog Devices Inc.	365,000	20,674
Visa Inc. Class A	277,000	20,545
Oracle Corp.	450,000	18,419
Western Digital Corp.	302,743	14,308
Apple Inc.	132,000	12,619
* BlackBerry Ltd.	1,547,500	10,384
Teradyne Inc.	200,000	3,938
* VMware Inc. Class A	3,000	172
		2,146,412
Materials (2.5%)
Monsanto Co.	773,350	79,972
Praxair Inc.	229,700	25,816
Dow Chemical Co.	433,000	21,524
Celanese Corp. Class A	310,000	20,290
EI du Pont de Nemours & Co.	275,000	17,820
Potash Corp. of Saskatchewan Inc.	758,500	12,318
Cabot Corp.	150,000	6,849
* Crown Holdings Inc.	100,000	5,067
Greif Inc. Class A	125,400	4,674
LyondellBasell Industries NV Class A	46,200	3,438
Greif Inc. Class B	37,000	2,026

Chemours Co.		55,000	453
			200,247
Telecommunication Services (1.0%)
AT&T Inc.		905,492	39,126
*,^ Sprint Corp.		8,122,500	36,795
			75,921
Total Common Stocks (Cost $4,616,290)			7,329,780
	Coupon
Temporary Cash Investment (7.7%)
Money Market Fund (7.7%)
1,2 Vanguard Market Liquidity Fund (Cost $609,593)	0.538%	609,593,492	609,593
Total Investments (100.1%) (Cost $5,225,883)			7,939,373
Other Assets and Liabilities-Net (-0.1%)[2]			(55,792)
Net Assets (100%)			7,883,581

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,827,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $49,324,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Core Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,934,763	395,017	—
Temporary Cash Investments	609,593	—	—
Total	7,544,356	395,017	—

D, At June 30, 2016, the cost of investment securities for tax purposes was $5,225,883,000. Net unrealized appreciation of investment securities for tax purposes was $2,713,490,000, consisting of unrealized gains of $2,940,711,000 on securities that had risen in value since their purchase and $227,221,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD FENWAY FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.